UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

3 Bethesda Metro Center Suite 700 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Noah Hamman 3 Bethesda Metro Center Suite 700 Bethesda, MD 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:	(202) 684-6383

Date of fiscal year end:	June 30, 2010

Date of reporting period:	March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments.

AdvisorShares Dent Tactical ETF

Schedule of Investments (unaudited)
March 31, 2010

Investments	Shares	Value
EXCHANGE TRADED FUNDS—59.6%

Equity Funds—59.6%
Consumer Discretionary Select Sector SPDR Fund	84,394	$2,771,499
Industrial Select Sector SPDR Fund	89,369	2,790,994
iShares S&P MidCap 400 Value Index Fund	38,221	2,726,304
Rydex S&P Equal Weight ETF	64,630	2,751,299
Vanguard Mid-Cap ETF	42,252	2,753,140
Vanguard Small-Cap ETF	43,773	2,757,261

Total Exchange Traded Funds
(Cost $15,514,319)		16,550,497

MONEY MARKET FUND—2.1%
Goldman Sachs Money Market
(Cost $585,143)	585,143	585,143

Total Investments—61.7%
(Cost $16,099,462)		17,135,640
Other assets in excess of liabilities—38.3%		10,629,400
Net Assets—100.0%		$27,765,040

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”).  The Dent Tactical ETF (the “Fund”) is one of three separate exchange-traded funds currently comprising the Trust, collectively, (the “Funds”).  The Fund commenced operations on September 16, 2009.

The Fund’s investment objective is long term growth of capital.  The Fund is a “fund of funds”, which means that the Fund seeks to achieve its investment objective by investing primarily in other exchange-traded funds (the “Underlying ETF’s”).

2. Significant Accounting Policies

Use of Estimates

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

Investment Valuation

In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded.  Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by H.S. Dent Investment Management, LLC, the Sub-Advisor, in accordance with procedures adopted by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and expenses are recognized on the accrual basis.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Notes to Schedule of Investments (unaudited) (continued)

Short-Term Investments

The Fund may invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

3. Summary of Fair Value Disclosure

The Fund utilizes various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g. an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment).  Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Funds’ assets carried at fair value:

Investments in Securities	Level 1
Exchange Traded Funds	$16,550,497
Money Market Fund	585,143
Total	$17,135,640

The Fund did not hold and Level 2 or Level 3 securities during the period reported.

Notes to Schedule of Investments (unaudited) (continued)

4. Federal Income Tax

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dent Tactical ETF	$16,099,462	$1,036,178	$-	$1,036,178

5. Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through May 26, 2010.  Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

Item 2.    Controls and Procedures.

(a)
The Registrant’s Principal Executive and Treasurer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By:	/s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date:	May 26, 2010

By:	/s/ Dan Ahrens
Dan Ahrens
Treasurer

Date:	May 26, 2010